Note 5 - Due to Related Parties (Details) - CAD	Feb. 28, 2017	Nov. 30, 2016
Note 5 - Due To Related Parties Details
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	CAD 1,321,032	CAD 1,494,764